Non-cash Transactions (Narrative) (Details) - CAD ($)	1 Months Ended		12 Months Ended
	May 17, 2021	Feb. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Cash Transactions [Line Items]
Debt extinguishment, amount			$ 342,501	$ 284,769	$ 559,924
Issuance of units for settlement of debt			889,612	1,586,491	1,487,222
Gross proceeds from Mainpointe Investment			$ 2,698,884	$ 0	$ 0
Common shares issued	126,492	5,000
Exercise of warrants		$ 1,800
Settlement of dividends through issuance of common shares	$ 47,737
Mainpointe [Member]
Disclosure Of Non Cash Transactions [Line Items]
Gross proceeds from Mainpointe Investment			$ 2,698,884
Common shares issued			3,986,684
Common shares issued value			$ 1,459,445